Disposals of businesses and deconsolidation of subsidiaries - Gain on Deconsolidation and Fair Value of Investments (Details) - USD ($) $ in Millions			12 Months Ended
		Jan. 02, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Investments [Line Items]
Goodwill			$ 0	$ 604	$ 1,200
Gain on deconsolidation of Seadrill Partners			$ 0	$ 2,339	$ 0
Seadrill Partners LLC
Schedule of Investments [Line Items]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures		$ 1,260
Goodwill		240
Gain on deconsolidation of Seadrill Partners		2,339
Seadrill Partners LLC
Schedule of Investments [Line Items]
Fair value of investment in Seadrill Partners	[1]	3,724
Carrying amount of non controlling interest		115
Investment owned, including noncontrolling interest		3,839
Common Unit | Seadrill Partners LLC
Schedule of Investments [Line Items]
Fair value of investment in Seadrill Partners	[2]	671
Subordinated Units | Seadrill Partners LLC
Schedule of Investments [Line Items]
Fair value of investment in Seadrill Partners	[3]	427
Incentive Distribution Rights | Seadrill Partners LLC
Schedule of Investments [Line Items]
Fair value of investment in Seadrill Partners	[4]	244
Direct Ownership Interest | Seadrill Partners LLC
Schedule of Investments [Line Items]
Fair value of investment in Seadrill Partners	[5]	$ 2,382

[1]	Fair value of investments and continuing involvement with investeesThe estimated fair value of the Company’s residual interest in Seadrill Partners comprised of the following:Common units - 671, Subordinated Units - 427, Seadrill Member Interest and Incentive Distribution Rights (“IDRs”) - 244, Direct ownership interests - 2,382, Total, 3,724
[2]	Common units (marketable securities)As of the deconsolidation date, the Company held 21.5 million common units representing 48.3% of the common units in issue as a class. The Company’s holding in the voting common units of Seadrill Partners are accounted for as marketable securities on the basis that during the subordination period the common units have preferential dividend and liquidation rights, and therefore do not represent ‘in-substance common stock’ as defined by U.S. GAAP. These securities have been recognized on January 2, 2014 at the quoted market price and are re-measured at fair value each reporting period. Any unrealized gains and losses on these securities are recognized directly in equity as a component of other comprehensive income unless an unrealized loss is considered “other-than-temporary,” in which case it is transferred to the statement of operations and realized. Dividend income from the common units is recognized in the consolidated statement of operations.
[3]	Subordinated unitsAs of the deconsolidation date the Company held 16.5 million units representing 100% of the subordinated units. The Company’s holding in the subordinated units of Seadrill Partners are accounted for under the equity method on the basis that the subordinated units are considered to be ‘in-substance common stock’. The subordination period will end on the satisfaction of various tests as prescribed in the Operating Agreement of Seadrill Partners, but will not end before September 30, 2017 except upon removal of the Seadrill Member. Upon the expiration of the subordination period, the subordinated units will convert into common units. The fair value of the subordinated units on January 2, 2014, was determined based on the quoted market price of the listed common units as of the deconsolidation date, but discounted for their non-tradability and subordinated dividend and liquidation rights during the subordination period. Under the equity method the Company recognizes its share of Seadrill Partners’ earnings allocable to the subordinated units, less amortization of the basis difference (see (c) below), through the ‘share in results of associated companies’ line in the consolidated statement of operations. Dividends are recognized as a reduction in investment carrying value.
[4]	Seadrill Member Interest and IDRsThe Seadrill Member Interest (which is a 0% non-economic interest) holds the rights to 100% of the IDRs and is unable to trade these until the end of the subordination period without the approval of a majority of unaffiliated common unitholders. The Seadrill Member Interest and the IDRs in Seadrill Partners are accounted for as cost-method investments on the basis that they do not represent common stock interests and their fair value is not readily determinable. The investments are held at cost and not subsequently re-measured, however they are tested annually for impairment. The fair value of the Company’s interest in the Seadrill Member and the attached IDRs as of January 2, 2014 was determined using a Monte Carlo simulation method. The method takes into account the cash distribution waterfall, historical volatility, dividend yield and share price of the common units as of the deconsolidation date. Distributions to the IDRs are recognized in the consolidated statement of operations.
[5]	Direct Ownership interestsThe Company held the following ownership interests in entities controlled by Seadrill Partners as of the date of deconsolidation:•70% ownership in Seadrill Operating LPSeadrill Operating LP is a limited partnership and is controlled by its General Partner, Seadrill Operating GP LLC, which is wholly owned by Seadrill Partners. •49% ownership in Seadrill Capricorn Holdings LLCSeadrill Capricorn Holdings LLC is a limited liability company. There is only one class of member interest which is deemed to represent voting common stock. •39% ownership of Seadrill Deepwater Drillship Ltd. and 39% (indirect) ownership of Seadrill Mobile Units (Nigeria) Ltd.The Company held a 39% direct ownership interest in Seadrill Deepwater Drillship Ltd. and a 39% indirect ownership of Seadrill Mobile Units Ltd., through its 100% subsidiary, Seadrill UK Ltd. Both entities are limited companies and only have one class of stock, which is deemed to represent voting common stock. All of the Company’s direct ownership interests are accounted for under the equity method as the Company is deemed to have significant influence over these entities through its voting rights and by virtue of Seadrill’s representation on the board of Seadrill Partners.The fair values of the four ownership interests described above have been determined using a discounted cash-flow (“DCF”) methodology, using discounted cash-flow forecasts.